RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Salaries, benefits, and consulting fees	$ 412	$ 576
Share-based payments	740	288
Total key management personnel compensation	$ 1,152	$ 864